Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	SECURITY INCOME FUND /KS/
Central Index Key	dei_EntityCentralIndexKey	0000088498
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2012
U.S. INTERMEDIATE BOND FUND (Prospectus Summary) | U.S. INTERMEDIATE BOND FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIUSX
U.S. INTERMEDIATE BOND FUND (Prospectus Summary) | U.S. INTERMEDIATE BOND FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SUGBX
U.S. INTERMEDIATE BOND FUND (Prospectus Summary) | U.S. INTERMEDIATE BOND FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SDICX
U.S. INTERMEDIATE BOND FUND (Prospectus Summary) | U.S. INTERMEDIATE BOND FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	Not Yet Available
HIGH YIELD FUND (Prospectus Summary) | HIGH YIELD FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIHAX
HIGH YIELD FUND (Prospectus Summary) | HIGH YIELD FUND | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIHBX
HIGH YIELD FUND (Prospectus Summary) | HIGH YIELD FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SIHSX
HIGH YIELD FUND (Prospectus Summary) | HIGH YIELD FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SHYIX
MUNICIPAL INCOME FUND (Prospectus Summary) | MUNICIPAL INCOME FUND | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIJAX
MUNICIPAL INCOME FUND (Prospectus Summary) | MUNICIPAL INCOME FUND | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIJCX
MUNICIPAL INCOME FUND (Prospectus Summary) | MUNICIPAL INCOME FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIJIX